AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 33.4%
Industrial – 18.9%
Basic – 1.2%
Alpek SAB de CV 4.25%, 09/18/2029 (a)	U.S.$	200	$196,687
DuPont de Nemours, Inc. 4.205%, 11/15/2023		65	71,400
4.493%, 11/15/2025		65	74,834
Eastman Chemical Co. 3.80%, 03/15/2025		50	55,133
Glencore Funding LLC 4.125%, 05/30/2023 (a)		58	62,145
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027 (a)		24	24,111
Suzano Austria GmbH 3.75%, 01/15/2031		17	17,047

			501,357

Capital Goods – 0.8%
General Electric Co. 0.875%, 05/17/2025	EUR	100	116,662
3.45%, 05/01/2027	U.S.$	107	113,105
Raytheon Technologies Corp. 3.95%, 08/16/2025		90	102,381
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		15	15,822

			347,970

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		7	7,942
4.80%, 03/01/2050		15	16,974
5.125%, 07/01/2049		23	26,859
Comcast Corp. 3.45%, 02/01/2050		38	42,676
4.15%, 10/15/2028		95	114,405
Cox Communications, Inc. 2.95%, 06/30/2023 (a)		51	53,600
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		55	66,038
ViacomCBS, Inc. 4.20%, 05/19/2032		10	11,414
4.95%, 01/15/2031		22	26,398
Walt Disney Co. (The) 2.75%, 09/01/2049		44	42,553

			408,859

Communications - Telecommunications – 1.2%
AT&T, Inc. 2.75%, 06/01/2031		33	34,741
3.65%, 09/15/2059(a)		74	72,704
4.35%, 03/01/2029		179	210,559

	Principal Amount (000)		U.S. $ Value

Vodafone Group PLC 3.75%, 01/16/2024	U.S.$	168	$183,473

			501,477

Consumer Cyclical - Automotive – 1.3%
General Motors Co. 6.125%, 10/01/2025		25	29,042
6.80%, 10/01/2027		34	41,352
General Motors Financial Co., Inc. 2.70%, 08/20/2027		60	59,651
4.30%, 07/13/2025		30	32,544
5.10%, 01/17/2024		109	119,094
5.20%, 03/20/2023		48	52,075
5.25%, 03/01/2026		21	23,691
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025 (a)		128	133,774
Lear Corp. 3.50%, 05/30/2030		36	36,720
3.80%, 09/15/2027		13	13,683

			541,626

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		63	62,761
3.20%, 08/08/2024		30	30,312
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		12	13,368

			106,441

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		31	37,678

Consumer Cyclical - Retailers – 0.8%
Advance Auto Parts, Inc. 1.75%, 10/01/2027		26	25,922
AutoNation, Inc. 4.75%, 06/01/2030		57	67,333
Ralph Lauren Corp. 2.95%, 06/15/2030		122	127,291
Ross Stores, Inc. 4.70%, 04/15/2027		113	133,239

			353,785

Consumer Non-Cyclical – 4.6%
AbbVie, Inc. 2.95%, 11/21/2026(a)		67	72,966
4.875%, 11/14/2048		47	59,508
Altria Group, Inc. 3.40%, 05/06/2030		85	92,585
4.80%, 02/14/2029		26	30,774
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		73	88,285
5.55%, 01/23/2049		120	161,491

	Principal Amount (000)		U.S. $ Value
BAT Capital Corp. 2.259%, 03/25/2028	U.S.$	128	$128,536
3.215%, 09/06/2026		92	98,874
4.70%, 04/02/2027		55	63,159
Biogen, Inc. 4.05%, 09/15/2025		144	164,017
Cigna Corp. 3.75%, 07/15/2023		25	27,051
4.125%, 11/15/2025		45	51,543
4.375%, 10/15/2028		58	68,955
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		150	150,424
2.75%, 01/22/2030		150	160,875
CVS Health Corp. 4.10%, 03/25/2025		46	51,921
Mylan NV 3.95%, 06/15/2026		85	95,567
Royalty Pharma PLC 1.75%, 09/02/2027 (a)		16	16,034
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		200	222,174
Tyson Foods, Inc. 3.95%, 08/15/2024		48	53,321
4.00%, 03/01/2026		12	13,731
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		25	27,971
Zoetis, Inc. 3.45%, 11/13/2020		45	45,039

			1,944,801

Energy – 4.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		58	61,613
Boardwalk Pipelines LP 3.40%, 02/15/2031		47	46,042
BP Capital Markets America, Inc. 3.194%, 04/06/2025		81	89,042
Cenovus Energy, Inc. 4.25%, 04/15/2027		12	10,904
Energy Transfer Operating LP 3.75%, 05/15/2030		129	125,129
4.75%, 01/15/2026		175	186,445
Enterprise Products Operating LLC 3.70%, 02/15/2026		161	180,616
Husky Energy, Inc. 4.40%, 04/15/2029		161	169,032
Kinder Morgan, Inc. 3.15%, 01/15/2023		150	157,439
Marathon Oil Corp. 3.85%, 06/01/2025		19	19,506
6.80%, 03/15/2032		100	107,488
Marathon Petroleum Corp. 5.125%, 12/15/2026		30	34,941
Newfield Exploration Co. 5.625%, 07/01/2024		40	38,827
Noble Energy, Inc. 3.85%, 01/15/2028		30	34,034
3.90%, 11/15/2024		107	117,170

	Principal Amount (000)		U.S. $ Value
ONEOK, Inc. 4.00%, 07/13/2027	U.S.$	87	$90,435
4.35%, 03/15/2029		57	59,444
5.85%, 01/15/2026		65	74,904
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		8	7,708
3.60%, 11/01/2024		68	70,029
4.50%, 12/15/2026		16	17,044
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		80	90,198
Shell International Finance BV 3.25%, 04/06/2050		80	85,086
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		108	110,487
Valero Energy Corp. 2.70%, 04/15/2023		78	80,869

			2,064,432

Services – 0.4%
Booking Holdings, Inc. 4.625%, 04/13/2030		104	124,960
Expedia Group, Inc. 6.25%, 05/01/2025(a)		2	2,203
7.00%, 05/01/2025(a)		36	38,807

			165,970

Technology – 1.7%
Analog Devices, Inc. 2.95%, 04/01/2025		8	8,708
Apple, Inc. 2.40%, 08/20/2050		86	85,663
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		10	10,822
3.875%, 01/15/2027		103	114,087
Broadcom, Inc. 4.11%, 09/15/2028		60	67,035
4.15%, 11/15/2030		126	141,346
4.25%, 04/15/2026		11	12,406
4.70%, 04/15/2025		3	3,408
Dell International LLC/EMC Corp. 6.02%, 06/15/2026 (a)		78	91,726
Infor, Inc. 1.75%, 07/15/2025 (a)		34	35,011
Lam Research Corp. 2.80%, 06/15/2021		39	39,590
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025 (a)		17	17,991
Oracle Corp. 3.60%, 04/01/2050		40	44,772
Seagate HDD Cayman 4.091%, 06/01/2029 (a)		36	39,139

			711,704

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	U.S.$	39	$40,288
4.75%, 10/20/2028(a)		46	47,717
Southwest Airlines Co. 4.75%, 05/04/2023		34	36,275
5.25%, 05/04/2025		46	50,686

			174,966

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		10	9,930
3.50%, 11/01/2027(a)		17	15,164
3.875%, 05/01/2023(a)		36	35,643
4.125%, 08/01/2025(a)		2	1,916
4.375%, 01/30/2024(a)		14	13,923
4.875%, 10/01/2025(a)		20	19,670
5.50%, 12/15/2024(a)		46	47,393

			143,639

			8,004,705

Financial Institutions – 13.2%
Banking – 11.7%
American Express Co. Series C 3.535% (LIBOR 3 Month + 0.00%), 12/15/2020 (b) (c)		15	13,555
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026 (a)		200	225,572
Banco de Credito del Peru 3.125%, 07/01/2030 (a)		87	87,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025 (a)		150	166,103
Banco Santander SA 3.49%, 05/28/2030		200	218,328
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		27	30,512
Series L 3.95%, 04/21/2025		360	400,010
Series Z 6.50%, 10/23/2024(b)		41	45,513
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025 (b)		17	18,038
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020 (a)		200	200,180
Barclays Bank PLC 6.86%, 06/15/2032 (a) (b)		29	36,773
BNP Paribas SA 4.375%, 05/12/2026 (a)		200	224,454

	Principal Amount (000)		U.S. $ Value
Capital One Financial Corp. 2.60%, 05/11/2023	U.S.$	68	$71,122
3.30%, 10/30/2024		135	146,256
CIT Group, Inc. 5.25%, 03/07/2025		56	59,254
Citigroup, Inc. 3.106%, 04/08/2026		25	27,007
3.875%, 03/26/2025		165	182,224
4.45%, 09/29/2027		83	96,273
5.95%, 01/30/2023(b)		55	56,431
Series Q 4.375% (LIBOR 3 Month + 4.10%), 11/15/2020(b) (c)		90	87,807
Cooperatieve Rabobank UA 4.375%, 08/04/2025		250	282,282
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/2023		265	285,143
Fifth Third Bancorp Series L 4.50%, 09/30/2025 (b)		24	24,177
Goldman Sachs Group, Inc. (The) Series M 4.165% (LIBOR 3 Month + 3.92%), 11/02/2020 (b) (c)		45	43,697
HSBC Holdings PLC 4.25%, 08/18/2025		203	220,344
ING Groep NV 3.55%, 04/09/2024		200	217,812
JPMorgan Chase & Co. 2.083%, 04/22/2026		67	69,936
3.54%, 05/01/2028		74	83,025
Series Z 4.051% (LIBOR 3 Month + 3.80%), 11/01/2020(b) (c)		22	21,696
Manufacturers & Traders Trust Co. 2.625%, 01/25/2021		250	251,345
Mastercard, Inc. 3.30%, 03/26/2027		48	54,902
Morgan Stanley 3.737%, 04/24/2024		75	80,580
5.00%, 11/24/2025		37	43,451
Series G 4.35%, 09/08/2026		186	214,598
Series J 4.085% (LIBOR 3 Month + 3.81%), 01/15/2021(b) (c)		20	19,431
Santander Holdings USA, Inc. 4.40%, 07/13/2027		41	44,988
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027 (a) (b) (c)		100	84,149
State Street Corp. 2.901%, 03/30/2026 (a)		11	11,950

	Principal Amount (000)		U.S. $ Value
Truist Financial Corp. Series Q 5.10%, 03/01/2030 (b)	U.S.$	81	$87,123
US Bancorp Series J 5.30%, 04/15/2027 (b)		63	67,855
Wells Fargo & Co. 2.188%, 04/30/2026		62	64,634
3.069%, 01/24/2023		113	116,567
3.75%, 01/24/2024		110	119,656
Series G 4.30%, 07/22/2027		35	40,114

			4,941,867

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (b)		44	47,590

Finance – 0.5%
Air Lease Corp. 3.875%, 07/03/2023		6	6,247
4.25%, 02/01/2024		27	28,079
Aircastle Ltd. 4.40%, 09/25/2023		9	8,905
5.25%, 08/11/2025(a)		13	12,723
Synchrony Financial 4.50%, 07/23/2025		147	162,335

			218,289

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030		95	107,027
Centene Corp. 4.25%, 12/15/2027		14	14,647
4.625%, 12/15/2029		16	17,245
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (a)		35	59,128
Voya Financial, Inc. 5.65%, 05/15/2053		31	31,987

			230,034

REITS – 0.4%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		6	6,202
Welltower, Inc. 2.75%, 01/15/2031		42	43,225
3.10%, 01/15/2030		38	40,326
3.625%, 03/15/2024		21	22,727
4.00%, 06/01/2025		48	53,865

			166,345

			5,604,125

	Principal Amount (000)		U.S. $ Value

Utility – 1.3%
Electric – 1.3%
Colbun SA 3.15%, 03/06/2030 (a)	U.S.$	200	$215,375
Enel Chile SA 4.875%, 06/12/2028		68	79,957
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024 (a)		200	225,750
Kentucky Utilities Co. 3.30%, 06/01/2050		38	41,534

			562,616

Total Corporates - Investment Grade (cost $13,321,399)			14,171,446

MORTGAGE PASS-THROUGHS – 16.0%
Agency Fixed Rate 30-Year – 13.9%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 10/01/2049-11/01/2049		251	269,915
Series 2020 3.50%, 01/01/2050		105	114,778
Federal Home Loan Mortgage Corp. Gold
Series 2005 5.50%, 01/01/2035		53	61,318
Series 2007 5.50%, 07/01/2035		15	17,936
Series 2016 4.00%, 02/01/2046		156	172,646
Series 2017 4.00%, 07/01/2044		119	131,842
Series 2018 4.00%, 11/01/2048-12/01/2048		127	137,828
4.50%, 10/01/2048-11/01/2048		260	287,858
5.00%, 11/01/2048		64	71,792
Federal National Mortgage Association
Series 2003 5.50%, 04/01/2033-07/01/2033		48	55,598
Series 2004 5.50%, 04/01/2034-11/01/2034		43	50,064
Series 2005 5.50%, 02/01/2035		50	58,363
Series 2010 4.00%, 12/01/2040		72	79,635
Series 2012 3.50%, 02/01/2042-01/01/2043		198	218,459
Series 2013 3.50%, 04/01/2043		96	105,741
4.00%, 10/01/2043		275	303,227
Series 2018 3.50%, 04/01/2048-05/01/2048		901	971,722
4.00%, 08/01/2048-12/01/2048		283	307,277
4.50%, 09/01/2048		240	264,969
Series 2019 3.50%, 09/01/2049-11/01/2049		416	446,889
4.00%, 06/01/2049		188	205,900

	Principal Amount (000)			U.S. $ Value

Series 2020 3.50%, 01/01/2050	U.S.$	103		$111,362
Government National Mortgage Association
Series 1994 9.00%, 09/15/2024**		0	**	267
Series 2016 3.00%, 04/20/2046		157		165,088
Uniform Mortgage-Backed Security
Series 2020 1.50%, 10/01/2050, TBA		215		216,361
2.00%, 10/01/2050, TBA		415		429,136
2.50%, 10/01/2050, TBA		610		639,976

				5,895,947

Agency Fixed Rate 15-Year – 2.1%
Federal National Mortgage Association Series 2016 2.50%, 07/01/2031-01/01/2032		831		870,783

Total Mortgage Pass-Throughs (cost $6,452,358)				6,766,730

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.0%
Non-Agency Fixed Rate CMBS – 12.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037 (a)		110		97,385
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		100		110,689
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		155		176,799
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4 3.283%, 05/10/2058		115		124,685
Series 2016-C4, Class AM 3.691%, 05/10/2058		45		49,632
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035 (a)		260		273,785
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5 3.137%, 02/10/2048		144		155,369
Series 2015-GC35, Class A4 3.818%, 11/10/2048		55		61,742
Series 2016-C1, Class A4 3.209%, 05/10/2049		192		211,959
Series 2016-GC36, Class A5 3.616%, 02/10/2049		65		72,875
Commercial Mortgage Trust
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		38		37,637
Series 2014-UBS3, Class A4 3.819%, 06/10/2047		130		142,134

Principal Amount (000)			U.S. $ Value

Series 2014-UBS5, Class A4 3.838%, 09/10/2047	U.S.$	130	$143,009
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		45	49,272
Series 2015-CR24, Class A5 3.696%, 08/10/2048		65	72,731
Series 2015-DC1, Class A5 3.35%, 02/10/2048		80	87,140
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4 3.504%, 06/15/2057		100	110,191
Series 2015-C3, Class A4 3.718%, 08/15/2048		117	128,462
Series 2015-C4, Class A4 3.808%, 11/15/2048		215	239,114
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		10	7,961
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		136	134,901
Series 2014-GC22, Class A5 3.862%, 06/10/2047		77	84,125
Series 2015-GC28, Class A5 3.396%, 02/10/2048		95	104,000
Series 2018-GS9, Class A4 3.992%, 03/10/2051		75	87,486
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class D 5.324%, 05/15/2045		110	93,254
Series 2012-C6, Class E 5.324%, 05/15/2045(a)		132	83,434
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5 3.775%, 08/15/2047		100	109,549
Series 2014-C22, Class XA 0.984%, 09/15/2047(d)		2,523	68,660
Series 2014-C24, Class C 4.554%, 11/15/2047		110	101,870
Series 2015-C30, Class A5 3.822%, 07/15/2048		65	72,986
Series 2015-C31, Class A3 3.801%, 08/15/2048		195	218,610
Series 2015-C31, Class B 4.773%, 08/15/2048		111	122,394
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		24	13,758
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049 (a)		142	144,723
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		100	112,531
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B 3.933%, 10/10/2048		70	73,542

	Principal Amount (000)		U.S. $ Value
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4 3.983%, 02/15/2051	U.S.$	100	$115,695
Series 2018-C9, Class A4 4.117%, 03/15/2051		125	145,192
Series 2018-C10, Class A4 4.313%, 05/15/2051		125	147,185
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5 2.85%, 12/10/2045		112	116,189
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4 3.789%, 09/15/2048		95	104,150
Series 2016-C35, Class XA 2.092%, 07/15/2048(d)		945	78,622
Series 2016-LC25, Class C 4.564%, 12/15/2059		85	82,332
Series 2016-NXS6, Class C 4.458%, 11/15/2049		100	97,316
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA 1.319%, 03/15/2045(a) (d)		1,233	27,903
Series 2014-C19, Class A5 4.101%, 03/15/2047		130	141,985
Series 2014-C24, Class AS 3.931%, 11/15/2047		110	112,946

			5,147,909

Non-Agency Floating Rate CMBS – 2.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.152% (LIBOR 1 Month + 1.00%), 06/15/2035 (a) (c)		100	95,426
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.102% (LIBOR 1 Month + 0.95%), 06/15/2035 (a) (c)		100	94,985
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.152% (LIBOR 1 Month + 1.00%), 11/15/2033 (a) (c)		185	174,951
BFLD Series 2019-DPLO, Class D 1.992% (LIBOR 1 Month + 1.84%), 10/15/2034 (a) (c)		70	63,993
BHMS Series 2018-ATLS, Class A 1.402% (LIBOR 1 Month + 1.25%), 07/15/2035 (a) (c)		81	77,718
BX Trust Series 2018-EXCL, Class A 1.24% (LIBOR 1 Month + 1.09%), 09/15/2037 (a) (c)		86	78,480

	Principal Amount (000)		U.S. $ Value
CLNY Trust Series 2019-IKPR, Class D 2.177% (LIBOR 1 Month + 2.03%), 11/15/2038 (a) (c)	U.S.$	65	$58,810
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.186% (LIBOR 1 Month + 1.03%), 12/19/2030 (a) (c)		100	97,001
Great Wolf Trust Series 2019-WOLF, Class A 1.186% (LIBOR 1 Month + 1.03%), 12/15/2036 (a) (c)		111	107,035
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.352% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		115	112,139
Series 2019-SMP, Class A 1.302% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		100	96,522
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.002% (LIBOR 1 Month + 1.85%), 01/16/2037 (a) (c)		10	9,134
Starwood Retail Property Trust Series 2014-STAR, Class A 1.622% (LIBOR 1 Month + 1.47%), 11/15/2027 (a) (c)		174	124,285

			1,190,479

Total Commercial Mortgage-Backed Securities (cost $6,267,290)			6,338,388

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.6%
Risk Share Floating Rate – 7.2%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.498% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (c)		16	15,666
Series 2018-3A, Class M1B 1.998% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		82	81,274
Series 2019-4A, Class M1B 2.175% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		150	145,199
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.548% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		28	27,905
Series 2019-HRP1, Class M2 2.298% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)		88	78,491
Series 2019-R02, Class 1M2 2.448% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		38	37,642

	Principal Amount (000)		U.S. $ Value
Series 2019-R03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)	U.S.$	64	$64,198
Series 2019-R04, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		82	81,911
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		73	72,775
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		100	98,787
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		92	91,211
Series 2020-R01, Class 1M2 2.198% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		130	127,378
Series 2020-R02, Class 2M2 2.148% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (c)		100	97,414
Eagle Re Ltd. Series 2020-1, Class M1A 1.048% (LIBOR 1 Month + 0.90%), 01/25/2030 (a) (c)		150	148,854
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		75	73,248
Series 2019-DNA4, Class M2 2.098% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		92	91,365
Series 2019-FTR2, Class M2 2.298% (LIBOR 1 Month + 2.15%), 11/25/2048 (a) (c)		115	108,033
Series 2019-HQA1, Class M2 2.498% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (c)		65	64,529
Series 2020-DNA1, Class M2 1.848% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		110	107,606
Series 2020-DNA2, Class M2 1.998% (LIBOR 1 Month + 1.85%), 02/25/2050(a) (c)		60	58,412
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(c)		64	66,245
Series 2014-C04, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 11/25/2024(c)		23	23,379

	Principal Amount (000)		U.S. $ Value
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(c)	U.S.$	48	$49,233
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		16	16,534
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		50	50,861
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		33	33,495
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		55	56,608
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		31	31,354
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		68	69,891
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(c)		81	84,129
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(c)		68	71,821
Series 2016-C03, Class 2M2 6.048% (LIBOR 1 Month + 5.90%), 10/25/2028(c)		47	49,148
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		52	54,091
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		91	93,342
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		71	72,774
Series 2017-C04, Class 2M2 2.998% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		39	38,875
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.146% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		68	64,578
Series 2019-2R, Class A 2.896% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		90	86,417
Series 2019-3R, Class A 2.846% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		60	58,288

	Principal Amount (000)		U.S. $ Value
Radnor Re Ltd. Series 2020-1, Class M1A 1.098% (LIBOR 1 Month + 0.95%), 02/25/2030 (a) (c)	U.S.$	150	$149,446
Series 2020-1, Class M2A 2.148% (LIBOR 1 Month + 2.00%), 02/25/2030 (a) (c)		150	134,445
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		30	27,348
Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		14	13,102

			3,067,302

Agency Floating Rate – 1.3%
Federal Home Loan Mortgage Corp. REMICs Series 4981, Class HS 5.948% (6.10% - LIBOR 1 Month), 06/25/2050 (c) (f)		511	92,775
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.392% (6.54% - LIBOR 1 Month), 12/25/2041(c) (f)		120	28,128
Series 2015-90, Class SL 6.002% (6.15% - LIBOR 1 Month), 12/25/2045(c) (f)		236	56,369
Series 2016-77, Class DS 5.852% (6.00% - LIBOR 1 Month), 10/25/2046(c) (f)		208	41,503
Series 2017-16, Class SG 5.902% (6.05% - LIBOR 1 Month), 03/25/2047(c) (f)		234	46,784
Series 2017-26, Class TS 5.802% (5.95% - LIBOR 1 Month), 04/25/2047(c) (f)		231	52,382
Series 2017-62, Class AS 6.002% (6.15% - LIBOR 1 Month), 08/25/2047(c) (f)		233	42,864
Series 2017-81, Class SA 6.052% (6.20% - LIBOR 1 Month), 10/25/2047(c) (f)		237	52,668
Series 2017-97, Class LS 6.052% (6.20% - LIBOR 1 Month), 12/25/2047(c) (f)		247	63,537
Government National Mortgage Association Series 2017-134, Class SE 6.044% (6.20% - LIBOR 1 Month), 09/20/2047(c) (f)		183	30,111

	Principal Amount (000)		U.S. $ Value
Series 2017-65, Class ST 5.994% (6.15% - LIBOR 1 Month), 04/20/2047(c) (f)	U.S.$	222	$46,929

			554,050

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust
Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		13	12,017
Series 2006-24CB, Class A16 5.75%, 08/25/2036		56	44,604
Series 2006-28CB, Class A14 6.25%, 10/25/2036		41	30,850
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		28	25,493
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		19	13,692
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		26	19,849
Series 2006-13, Class 1A19 6.25%, 09/25/2036		14	9,736
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		43	30,161
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.692%, 07/25/2036		86	71,595

			257,997

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp REMICs Series 4976, Class MI 4.50%, 05/25/2050 (d)		361	58,166
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.715%, 05/28/2035		50	46,983

			105,149

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.338% (LIBOR 1 Month + 0.19%), 12/25/2036 (c)		112	57,976

	Principal Amount (000)		U.S. $ Value
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.398% (LIBOR 1 Month + 0.25%), 03/25/2035 (c)	U.S.$	28	$24,691

			82,667

Total Collateralized Mortgage Obligations (cost $4,167,399)			4,067,165

GOVERNMENTS - TREASURIES – 7.8%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	474	117,371

United States – 7.5%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	830	789,019
U.S. Treasury Notes 0.125%, 08/31/2022		1,351	1,351,000
0.375%, 04/30/2025(g)		537	540,188
0.625%, 05/15/2030		89	88,750
1.50%, 02/15/2030		384	414,480

			3,183,437

Total Governments - Treasuries (cost $3,292,467)			3,300,808

INFLATION-LINKED SECURITIES – 4.5%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	84	77,320

Japan – 1.4%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	60,573	572,910

United States – 2.9%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	379	411,232
0.375%, 07/15/2025 (TIPS)		667	723,633
0.75%, 07/15/2028 (TIPS)		93	106,974

			1,241,839

Total Inflation-Linked Securities (cost $1,776,420)			1,892,069

ASSET-BACKED SECURITIES – 3.6%
Autos - Fixed Rate – 2.1%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A 2.99%, 06/20/2022(a)		100	100,805
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		105	112,317
Exeter Automobile Receivables Trust Series 2016-3A, Class D 6.40%, 07/17/2023(a)		100	102,918

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class D 6.20%, 11/15/2023(a)	U.S.$	100	$103,082
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		60	61,191
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025 (a)		48	48,634
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(a)		125	127,566
Series 2018-3, Class B 3.59%, 12/16/2024(a)		75	76,593
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(a)		49	49,046
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		39	39,159
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022 (a)		49	48,911

			870,222

Other ABS - Fixed Rate – 0.8%
Marlette Funding Trust
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		10	9,755
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		38	38,193
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		115	115,782
SoFi Consumer Loan Program LLC
Series 2017-1, Class A 3.28%, 01/26/2026(a)		2	1,564
Series 2017-2, Class A 3.28%, 02/25/2026(a)		4	3,757
Series 2017-3, Class A 2.77%, 05/25/2026(a)		9	8,791
Series 2017-4, Class B 3.59%, 05/26/2026(a)		130	133,077
Series 2017-5, Class A2 2.78%, 09/25/2026(a)		38	38,572

			349,491

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust
Series 2018-A, Class A 3.07%, 12/16/2024		130	131,211
Series 2018-B, Class M 3.81%, 07/15/2025		70	70,807

	Principal Amount (000)		U.S. $ Value
Series 2019-B, Class M 3.04%, 04/15/2026	U.S.$	80	$82,567

			284,585

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.273% (LIBOR 1 Month + 1.13%), 12/25/2032 (c)		16	16,009

Total Asset-Backed Securities (cost $1,492,254)			1,520,307

CORPORATES - NON-INVESTMENT GRADE – 2.3%
Industrial – 1.3%
Basic – 0.1%
Sealed Air Corp. 4.00%, 12/01/2027 (a)		47	49,106

Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026 (a)		50	52,211

Communications - Media – 0.1%
CSC Holdings LLC 6.75%, 11/15/2021		30	31,455

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026 (a)		20	20,973

Consumer Cyclical - Entertainment – 0.3%
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		43	47,955
11.50%, 06/01/2025(a)		73	84,619

			132,574

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023 (a)		75	75,907
Spectrum Brands, Inc. 5.75%, 07/15/2025		69	71,263

			147,170

Energy – 0.2%
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		69	69,521
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		33	26,434

			95,955

			529,444

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 1.0%
Banking – 0.8%
Credit Suisse Group AG 7.50%, 07/17/2023 (a) (b)	U.S.$	200	$210,056
Discover Financial Services Series D 6.125%, 06/23/2025 (b)		127	134,153

			344,209

Finance – 0.2%
Navient Corp. 6.625%, 07/26/2021		95	96,456

			440,665

Total Corporates - Non-Investment Grade (cost $942,541)			970,109

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $662,791)	ZAR	12,954	705,814

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.3%
United States – 1.3%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	U.S.$	50	50,716
State Board of Administration Finance Corp.
Series 2020A 1.705%, 07/01/2027		80	81,169
State of California 5.70%, 11/01/2021		65	68,744
Series 2010 7.625%, 03/01/2040		200	346,216

Total Local Governments - US Municipal Bonds (cost $401,518)			546,845

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Mexico – 0.5%
Mexico Government International Bond 3.90%, 04/27/2025		210	229,635

Saudi Arabia – 0.5%
Saudi Government International Bond 2.90%, 10/22/2025 (a)		210	224,437

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		18	21,558

Total Governments - Sovereign Bonds (cost $438,630)			475,630

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.2%
Industrial – 0.2%
Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027	U.S.$	85	$80,272

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (e)		5	5,082

Total Emerging Markets - Corporate Bonds (cost $90,121)			85,354

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos
6.75%, 09/21/2047		50	38,537
6.84%, 01/23/2030(a)		17	15,173

Total Quasi-Sovereigns (cost $60,905)			53,710

SHORT-TERM INVESTMENTS – 3.4%
U.S. Treasury Bills – 2.5%
U.S. Treasury Bill Zero Coupon, 10/01/2020 (cost $1,045,000)		1,045	1,044,997

	Shares

Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(h) (i) (j) (cost $376,838)		376,838	376,838

	Principal Amount (000)

Short-Term Municipal Notes – 0.0%
New York – 0.0%
New York State Dormitory Authority
(State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $20,442)	U.S.$	20	20,481

Total Short-Term Investments (cost $1,442,280)			1,442,316

Total Investments – 100.0% (cost $40,808,373)(k)			42,336,691
Other assets less liabilities – 0.0%			14,067

Net Assets – 100.0%			$42,350,758

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	3	December 2020	$613,847	$1,368
U.S. 10 Yr Ultra Futures	16	December 2020	2,558,750	5,924
U.S. T-Note 2 Yr (CBT) Futures	82	December 2020	18,118,797	2,981
U.S. Ultra Bond (CBT) Futures	17	December 2020	3,770,813	(39,860)
Sold Contracts
10 Yr Canadian Bond Futures	2	December 2020	228,020	147
10 Yr Mini Japan Government Bond Futures	5	December 2020	721,139	(2,298)
Long Gilt Futures	11	December 2020	1,931,924	1,265
U.S. T-Note 5 Yr (CBT) Futures	43	December 2020	5,419,344	(6,882)

				$(37,355)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	ZAR	12,597	USD	753	11/27/2020	$6,233
Barclays Bank PLC	USD	633	JPY	67,055	10/08/2020	2,779
Barclays Bank PLC	MYR	497	USD	118	10/27/2020	(1,419)
Brown Brothers Harriman & Co.	CNY	167	USD	25	10/21/2020	48
Citibank, NA	CNY	5,775	USD	849	10/21/2020	(1,636)
Goldman Sachs Bank USA	USD	240	JPY	25,392	10/08/2020	1,089
Goldman Sachs Bank USA	CAD	1,160	USD	890	10/09/2020	18,712
Goldman Sachs Bank USA	KRW	381,878	USD	323	11/16/2020	(4,693)
Goldman Sachs Bank USA	USD	321	CNY	2,236	11/16/2020	8,285
HSBC Bank USA	USD	1,183	EUR	1,006	10/15/2020	(2,936)
HSBC Bank USA	USD	870	KRW	1,011,963	11/10/2020	(2,307)
Morgan Stanley & Co., Inc.	JPY	64,324	USD	610	10/08/2020	(195)
Standard Chartered Bank	KRW	637,348	USD	539	11/16/2020	(7,613)
Standard Chartered Bank	USD	536	CNY	3,729	11/16/2020	12,762
State Street Bank & Trust Co.	CAD	173	USD	129	10/09/2020	(714)
State Street Bank & Trust Co.	EUR	51	USD	61	10/15/2020	524
State Street Bank & Trust Co.	EUR	36	USD	42	10/15/2020	(224)
State Street Bank & Trust Co.	USD	443	EUR	373	10/15/2020	(5,853)
State Street Bank & Trust Co.	USD	1	SEK	5	10/16/2020	12
State Street Bank & Trust Co.	AUD	2,420	USD	1,734	10/29/2020	861
State Street Bank & Trust Co.	AUD	64	USD	45	10/29/2020	(900)
State Street Bank & Trust Co.	USD	44	AUD	60	10/29/2020	(1,309)
State Street Bank & Trust Co.	GBP	25	USD	33	11/19/2020	197
State Street Bank & Trust Co.	GBP	21	USD	27	11/19/2020	(27)
State Street Bank & Trust Co.	USD	62	ZAR	1,056	11/27/2020	165

						$21,841

CREDIT DEFAULT SWAPTIONS WRITTEN
Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Put
CDX-NAHY Series 34, 5 Year Index RTP	Morgan Stanley & Co. International PLC	Sell	103.00%	December 2020	USD	2,148	$47,144	$(49,428)
CDX-NAHY Series 34, 5 Year Index RTP	Bank of America, NA	Sell	103.00	December 2020	USD	2,200	49,104	(50,624)

							$96,248	$(100,052)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	3.83%	USD	334	$(17,458)	$(16,994)	$(464)
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.85	USD	4,250	(30,215)	(67,979)	37,764
iTraxxx Xover Series 33, 5 Year Index, 06/20/2025*	(5.00)	Quarterly	3.50	EUR	293	(22,239)	(29,499)	7,260
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	352	18,461	(34,865)	53,326
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.83	USD	512	25,763	27,341	(1,578)
iTraxxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.50	EUR	293	22,339	21,862	477

						$(3,349)	$(100,134)	$96,785

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS
			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	3,550	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$29,729	$11	$29,718
SEK	15,600	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(12,603)	10	(12,613)
CAD	4,900	08/07/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(8,701)	(49)	(8,652)
USD	130	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/Quarterly	(10,879)	—	(10,879)
USD	250	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	(26,160)	—	(26,160)

						$(28,614)	$(28)	$(28,586)

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	9.63%	USD	54	$14,195	$11,012	$3,183
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	54	14,195	11,003	3,192
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	595	156,405	122,127	34,278
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	298	78,359	60,034	18,325
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	119	31,292	23,758	7,534
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	128	33,626	26,439	7,187

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	9.63%	USD	51	$13,407	$8,964	$4,443
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	68	17,864	13,901	3,963
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	54	14,195	11,169	3,026
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	9.63	USD	27	7,097	5,308	1,789
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	73	(24,352)	(8,027)	(16,325)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	60	(20,015)	(8,001)	(12,014)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	32	(10,674)	(4,168)	(6,506)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	5	(1,667)	(791)	(876)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	52	(17,342)	(7,612)	(9,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	37	(12,342)	(4,160)	(8,182)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	54	(18,014)	(6,072)	(11,942)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	107	(35,694)	(11,766)	(23,928)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	73	(24,351)	(7,869)	(16,482)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	29	(9,674)	(3,065)	(6,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	44	(14,678)	(5,483)	(9,195)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	22	$(7,339)	$(2,742)	$(4,597)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	62	(20,682)	(7,726)	(12,956)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	44	(14,678)	(5,664)	(9,014)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	5	(1,667)	(632)	(1,035)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	47	(15,683)	(5,567)	(10,116)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	14	(4,671)	(1,658)	(3,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	91	(30,356)	(9,580)	(20,776)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	318	(106,142)	(12,778)	(93,364)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	350	(116,755)	(19,895)	(96,860)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	94	(31,357)	(5,973)	(25,384)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	28	(9,340)	(1,901)	(7,439)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	56	(18,676)	(8,160)	(10,516)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	9.51	USD	135	(17,243)	(2,594)	(14,649)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,669)	(451)	(2,218)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,669)	(921)	(1,748)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	51	$(17,013)	$(6,312)	$(10,701)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	28	(9,341)	(3,146)	(6,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	27	(9,007)	(3,032)	(5,975)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	132	(44,033)	(9,086)	(34,947)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	49	(16,346)	(4,159)	(12,187)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	4	(1,334)	(352)	(982)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,668)	(717)	(1,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,669)	(776)	(1,893)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	16	(5,338)	(1,697)	(3,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	41	(13,677)	(5,481)	(8,196)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	57	(19,015)	(5,965)	(13,050)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	34	(11,339)	(5,133)	(6,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	28	(9,338)	(4,495)	(4,843)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	39	(13,007)	(6,351)	(6,656)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	4	(1,334)	(597)	(737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	14	(4,670)	(1,763)	(2,907)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	9	$(3,001)	$(1,128)	$(1,873)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	51	(17,008)	(6,143)	(10,865)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	18	(6,003)	(2,187)	(3,816)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	35	(11,675)	(2,424)	(9,251)

						$(425,911)	$69,515	$(495,426)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $8,618,280 or 20.3% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2020.
(d)	IO - Interest Only.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.59% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.146%, 03/27/2024	03/21/2019	$67,802	$64,578	0.15%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.896%, 05/27/2023	06/07/2019	89,618	86,417	0.20%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.846%, 10/27/2022	10/11/2019	60,425	58,288	0.14%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	5,000	5,082	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398%, 11/25/2025	09/28/2015	29,835	27,348	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	14,129	13,102	0.03%

(f)	Inverse interest only security.

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,268,595 and gross unrealized depreciation of investments was $(1,186,822), resulting in net unrealized appreciation of $1,081,773.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RTP – Right To Pay

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Securitys

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$14,171,446	$—	$14,171,446
Mortgage Pass-Throughs	—	6,766,730	—	6,766,730
Commercial Mortgage-Backed Securities	—	6,338,388	—	6,338,388
Collateralized Mortgage Obligations	—	4,067,165	—	4,067,165
Governments - Treasuries	—	3,300,808	—	3,300,808
Inflation-Linked Securities	—	1,892,069	—	1,892,069
Asset-Backed Securities	—	1,520,307	—	1,520,307
Corporates - Non-Investment Grade	—	970,109	—	970,109
Emerging Markets - Treasuries	—	705,814	—	705,814
Local Governments - US Municipal Bonds	—	546,845	—	546,845
Governments - Sovereign Bonds	—	475,630	—	475,630
Emerging Markets - Corporate Bonds	—	85,354	—	85,354
Quasi-Sovereigns	—	53,710	—	53,710
Short-Term Investments:
U.S. Treasury Bills	—	1,044,997	—	1,044,997
Investment Companies	376,838	—	—	376,838
Short-Term Municipal Notes	—	20,481	—	20,481

Total Investments in Securities	376,838	41,959,853	—	42,336,691
Other Financial Instruments(a):
Assets:
Futures	11,685	—	—	11,685
Forward Currency Exchange Contracts	—	51,667	—	51,667
Centrally Cleared Credit Default Swaps	—	66,563	—	66,563
Centrally Cleared Interest Rate Swaps	—	29,729	—	29,729
Credit Default Swaps	—	380,635	—	380,635
Liabilities:
Futures	(49,040)	—	—	(49,040)
Forward Currency Exchange Contracts	—	(29,826)	—	(29,826)
Credit Default Swaptions Written	—	(100,052)	—	(100,052)
Centrally Cleared Credit Default Swaps	—	(69,912)	—	(69,912)
Centrally Cleared Interest Rate Swaps	—	(58,343)	—	(58,343)
Credit Default Swaps	—	(806,546)	—	(806,546)

Total	$339,483	$41,423,768	$—	$41,763,251

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$264	$17,473	$17,360	$377	$1